Asset Held For Sale - Additional Information (Detail) ¥ in Millions	Dec. 31, 2021 CNY (¥)
Assets Held For Sale [line items]
Assets Held for sale carrying value	¥ 1,292
Aircraft And Other Flight Equipment [Member]
Assets Held For Sale [line items]
Assets Held for sale carrying value	1,008
Lease Aircraft [Member]
Assets Held For Sale [line items]
Assets Held for sale carrying value	¥ 284